Stock-Based Compensation - Summary of Stock Options Available for Grant (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant [Roll Forward]
Shares Available for Grant, Beginning balance (in shares)	18,948,803	21,489,696
Granted (in shares)	(1,169,733)	(2,540,893)
Shares Available for Grant, Ending balance (in shares)	17,779,070	18,948,803